Critical accounting estimates and judgements (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
MTX228 tolimidone acquired IPRD* [member]
IfrsStatementLineItems [Line Items]
% change in fair value	41.00%	18.00%
MTX230 eRapa acquired IPRD* [member]
IfrsStatementLineItems [Line Items]
% change in fair value	19.00%